Consolidated statement of financial position - EUR (€)	Dec. 31, 2019	Dec. 31, 2018
Non-current assets
Intangible assets	€ 7,956,000,000	€ 8,805,000,000
Property, plant and equipment	1,856,000,000	1,790,000,000
Right-of-use assets	912,000,000	975,000,000
Investments in associated companies and joint ventures	165,000,000	145,000,000
Non-current financial investments	740,000,000	690,000,000
Deferred tax assets	5,124,000,000	4,911,000,000
Other non-current financial assets	445,000,000	373,000,000
Defined benefit pension assets	4,830,000,000	4,224,000,000
Other non-current assets	292,000,000	308,000,000
Total non-current assets	22,320,000,000	21,246,000,000
Current assets
Inventories	2,936,000,000	3,168,000,000
Trade receivables	5,025,000,000	4,856,000,000
Contract assets	1,489,000,000	1,875,000,000
Prepaid expenses and accrued income	908,000,000	1,024,000,000
Current income tax assets	279,000,000	227,000,000
Other current financial assets	164,000,000	243,000,000
Current financial investments	97,000,000	612,000,000
Cash and cash equivalents	5,910,000,000	6,261,000,000
Total current assets	16,808,000,000	18,266,000,000
Assets held for sale		5,000,000
Total assets	39,128,000,000	39,517,000,000
Capital and reserves attributable to equity holders of the parent
Share capital	245,896,461.96	246,000,000
Share issue premium	427,000,000	436,000,000
Treasury shares	(352,000,000)	(408,000,000)
Translation differences	(372,000,000)	(592,000,000)
Fair value and other reserves	1,382,000,000	1,063,000,000
Reserve for invested unrestricted equity	15,607,000,000	15,606,000,000
Accumulated deficit	(1,613,000,000)	(1,062,000,000)
Total capital and reserves attributable to equity holders of the parent	15,325,000,000	15,289,000,000
Non-controlling interests	76,000,000	82,000,000
Total equity	15,401,000,000	15,371,000,000
Non-current liabilities
Long-term interest-bearing liabilities	3,985,000,000	2,826,000,000
Long-term lease liabilities	771,000,000	2,000,000
Deferred tax liabilities	390,000,000	350,000,000
Defined benefit pension and post-employment liabilities	4,343,000,000	4,327,000,000
Contract liabilities	915,000,000	1,113,000,000
Deferred revenue and other long-term liabilities	712,000,000	852,000,000
Provisions	556,000,000	572,000,000
Total non-current liabilities	11,672,000,000	10,042,000,000
Current liabilities
Short-term interest-bearing liabilities	292,000,000	994,000,000
Short-term lease liabilities	259,000,000
Other financial liabilities	803,000,000	891,000,000
Current income tax liabilities	187,000,000	268,000,000
Trade payables	3,786,000,000	4,773,000,000
Contract liabilities	2,752,000,000	2,383,000,000
Accrued expenses, deferred revenue and other liabilities	3,323,000,000	3,940,000,000
Provisions	653,000,000	855,000,000
Total current liabilities	12,055,000,000	14,104,000,000
Total liabilities	23,727,000,000	24,146,000,000
Total shareholders' equity and liabilities	€ 39,128,000,000	€ 39,517,000,000